360 FUNDS

EAS Crow Point Alternatives Fund (the “Fund”)

Class A Shares (Ticker Symbol: EASAX)

Class C Shares (Ticker Symbol: EASYX)

Class I Shares (Ticker Symbol: EASIX)

Supplement dated May 10, 2018

To the Fund’s Prospectus dated October 13, 2017, as amended December 6, 2017

This Supplement revises information in the Fund’s prospectus dated October 13, 2017. If you would like another copy of the Fund’s prospectus, call us at 877-244-6235 or write to us at 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205 to request a free copy.

The following changes are made with respect to the Fund’s Prospectus:

SUMMARY

The following information under the section titled “Shareholder Fees” in the SUMMARY section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following to remove the Redemption Fee:

Shareholder Fees (fees paid directly from your investment)

	Class A shares	Class C shares	Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	1.00%[1]	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None	None
Redemption Fee	None	None	None

* * * * * *

The following information under the section titled “Portfolio Managers” in the SUMMARY section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. Peter J. DeCaprio and Andrew Tuttle have served the Fund as Portfolio Managers since 2013, and David Cleary has served the Fund as a Portfolio Manager since 2017.

* * * * * *

MANAGEMENT

The following information under the section titled “Portfolio Managers” in the MANAGEMENT section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. Peter J. DeCaprio and Andrew Tuttle have served the Fund as Portfolio Managers since 2013, and David Cleary has served the Fund as a Portfolio Manager since 2017.

Peter J. DeCaprio

Co-Founder, Portfolio Manager & Principal Member

Peter DeCaprio co-founded Crow Point Partners in 2006 and serves as the firm’s Chief Executive Officer. Previously, Mr. DeCaprio worked at Evergreen Investments as a senior analyst covering the utility, telecommunications, and media sectors, and was a senior equity analyst at Thomas Weisel Partners. He has also worked as an analyst at BancBoston Robertson Stephens, Dillon Read and Co. Inc., Houlihan Lokey Howard and Zukin, and TIAA-CREF. He is a graduate of Duke University’s Fuqua School of Business, where he received his MBA, and Tufts University where he received a Bachelor of Arts degree.

Andrew Tuttle

Portfolio Manager

Andrew Tuttle has more than thirteen years investment experience in investment banking, distressed debt, equity research and portfolio management. In addition to his current duties as a portfolio manager, Mr. Tuttle is also Crow Point’s research director and covers all industry sectors. Previously, he worked at Cantor Fitzgerald, Jefferies & Co., Thomas Weisel Partners, and First Union National Bank. He is a graduate of Columbia University, where he received his MBA, and the College of William and Mary, where he received a Bachelor of Arts degree. Mr. Tuttle is a Chartered Financial Analyst.

David Cleary

Principal and Portfolio Manager

David Cleary is a principal and portfolio manager at Crow Point Partners. Previously, Mr. Cleary spent 23 years at Lazard Asset Management where he held a series of senior portfolio management roles over multi-asset and global fixed income strategies. Mr. Cleary additionally served as the firm’s global head of fixed income, a $26 billion platform. Prior to Lazard, Mr. Cleary worked at UBS and IBJ Schroder, mostly in fixed income asset management roles. He began working in the asset management field in 1987 upon his graduation from Cornell University, with a BS in Business Management and Applied Economics. Mr. Cleary is a Chartered Financial Analyst.

* * * * * *

ADMINISTRATION

The following information under the section titled “Custodian” in the ADMINISTRATION section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Custodian. Fifth Third Bank (the “Custodian”) serves as the custodian of the Fund’s securities.

* * * * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

360 FUNDS

EAS Crow Point Alternatives Fund (the “Fund”)

Class A Shares (Ticker Symbol: EASAX)

Class C Shares (Ticker Symbol: EASYX)

Class I Shares (Ticker Symbol: EASIX)

Supplement dated May 10, 2018

To the Fund’s Statement of Additional Information dated October 13, 2017, as amended December 6, 2017

This Supplement revises information in the Fund’s Statement of Additional Information (“SAI”) dated October 13, 2017. If you would like a copy of the Fund’s SAI, call us at 877-244-6235 or write to us at 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205 to request a free copy.

The following changes are made with respect to the Fund’s SAI:

MANAGEMENT AND ADMINISTRATION

The following information under the section titled “Portfolio Managers” under the MANAGEMENT AND ADMINISTRATION section of the Fund’s SAI is hereby deleted and replaced in its entirety with the following:

Portfolio Managers. Messrs. Peter J. DeCaprio, Andrew Tuttle and David Cleary serve as Portfolio Managers of the Fund. As of March 31, 2018, they were responsible for the management of the following types of accounts in addition to the Fund:

		Performance-Based Fees		Non-Performance-Based Fees
Portfolio Manager	Account Type	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Peter J. DeCaprio	Registered Investment Company	0	0	5	$59.0 mil
	Other Pooled Investment Vehicles	1	$25.0 mil	1	$45.0 mil
	Other Accounts	0	0	0	0

Andrew Tuttle	Registered Investment Company	0	0	2	$29.0 mil
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0

David Cleary	Registered Investment Company	0	0	3	$41.0 mil
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	4	$32.0 mil

* * * * * *

The following information under the section titled “Ownership” under the MANAGEMENT AND ADMINISTRATION section of the Fund’s SAI is hereby deleted and replaced in its entirety with the following:

Ownership. The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Fund as of March 31, 2018 using the following ranges: none; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000.

Name of Portfolio Manger	Dollar Range of Equity Securities in the EAS Crow Point Alternatives Fund
Peter J. DeCaprio	$500,001 – $1,000,000
Andrew Tuttle	0
David Cleary	500,000 - $1,000,000

* * * * * *

The following information under the section titled “Custodian” under the MANAGEMENT AND ADMINISTRATION section of the Fund’s SAI is hereby deleted and replaced in its entirety with the following:

Custodian. Fifth Third Bank (“Custodian”), 38 Fountain Square Plaza, Cincinnati, OH 45263, serves as custodian for the Fund’s assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request and maintains records in connection with its duties as Custodian.

* * * * * *

The information under the section titled “Redemption Fee” under the MANAGEMENT AND ADMINISTRATION section of the Fund’s SAI is hereby deleted in its entirety.

* * * * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE